Note Goodwill and other intangible assets (Components of other intangible assets subject to amortization) (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Finite-Lived Intangible Assets [Line Items]
Gross Amount	$ 101,204	$ 70,131
Finite Lived Intangible Assets Accumulated Amortization	49,209	38,650
Finite-Lived Intangible Assets, Net	51,995	31,481
Core deposits
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Core Deposits, Gross	63,539	50,679
Finite Lived Intangible Assets Accumulated Amortization	38,464	32,006
Finite-Lived Intangible Assets, Net	25,075	18,673
Other customer relationship
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Customer Relationships, Gross	37,665	19,452
Finite Lived Intangible Assets Accumulated Amortization	10,745	6,644
Finite-Lived Intangible Assets, Net	$ 26,920	$ 12,808